PROVISION FOR CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
PROVISION FOR CONTINGENCIES

18.     PROVISION FOR CONTINGENCIES

	2017	2016
Labor	697,190	543,026
Tax	660,304	576,133
Civil	10,941	9,915

Total provisions	1,368,435	1,129,074

In compliance with the relevant Law, the provisions are adjusted for inflation on a monthly basis.

The following summarizes the activity of the contingency provision:

	Labor	Tax	Civil	Total
Balance originally stated at December 31, 2015	849,477	492,357	3,093,132	4,434,966
Restatement adjustments to prior years	2,059		620,112	622,171

Balance at December 31, 2015 (restated)	851,536	492,357	3,713,244	5,057,137

Inflation adjustment	15,062	87,679	135,686	238,427
Additions/(reversals)	569,521	57,812	433,422	1,060,755
Write-offs for payment/terminations	(130,425)	(61,715)	(499,861)	(692,001)
Reclassification to liabilities subjected to compromise on June 20, 2016	(762,668)		(3,772,576)	(4,535,244)

Balance in 2016	543,026	576,133	9,915	1,129,074

Inflation adjustment	162,695	99,902	1,914	264,511
Additions/(reversals)	92,803	49,616	1,098	143,517
Write-offs for payment/terminations	(101,334)	(65,347)	(1,986)	(168,667)

Balance in 2017	697,190	660,304	10,941	1,368,435

Labor

The Company is a party to a large number of labor lawsuits and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel.

•	Overtime—refers to the claim for payment of salary and premiums by alleged overtime hours;

•

Sundry premiums—refer to claims of hazardous duty premium, based on Law 7369/85, regulated by Decree 93412/86, due to the alleged risk from employees’ contact with the electric power grid, health hazard premium, pager pay, and transfer premium;

•	Indemnities—refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;

•	Stability/reintegration—claim due to alleged noncompliance with an employee’s special condition which prohibited termination of the employment contract without cause;

•	Supplementary retirement benefits—differences allegedly due on the benefit salary referring to payroll amounts;

•

Salary differences and related effects—refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee’s salary;

•	Lawyers/expert fees—installments payable to the plaintiffs’ lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;

•	Severance pay—claims of amounts which were allegedly unpaid or underpaid upon severance;

•

Labor fines—amounts arising from delays or nonpayment of certain amounts provided for by the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;

•

Employment relationship—lawsuits filed by outsourced companies’ former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;

•	Supplement to FGTS fine—arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects.

The Company filed a lawsuit against Caixa Econômica Federal to assure the reimbursement of all amounts paid for this purpose;

•	Joint liability—refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter’s labor rights by their direct employers;

•	Other claims—refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.

Tax

The provisions for tax lawsuits are calculated individually taking into consideration Management and the legal counsel’s risk assessment. These contingencies are not included in the Judicial Reorganization Plan.

(i)

ICMS—Refers to the provision considered sufficient by management to cover the various tax assessments related to: (a) levy of ICMS and not ISS on certain revenue; (b) claim and offset of credits on the purchase of goods and other inputs, including those necessary for network maintenance; and (c) tax assessments related to alleged noncompliance with accessory obligations.

(ii)	ISS—the Company and TMAR have provisions for tax assessment notices challenged because of the levy of ISS on several value added, technical, and administrative services, and equipment leases.

(iii)	INSS—Provision related basically to probable losses on lawsuits discussing joint liability and indemnities.

(iv)

ILL—TMAR offset the ILL paid up to calendar 1992 based on Federal Supreme Court (“STF”) decisions that declare the unconstitutionality of this tax. However, even though there is higher courts’ case law on the matter, a provision is maintained, as there is no final decision of the criteria for the adjustments of these credits.

(v)	Other claims—Refer basically to provisions to cover Real Estate Tax (IPTU) assessments and several tax assessments related to income tax and social contribution collection.

Contingent liabilities (Note 28)

The Company and its subsidiaries are also parties to several lawsuits in which the likelihood of an unfavorable outcome is classified as possible, in the opinion of their legal counsel, and for which no provision for contingent liabilities has been recognized.

The breakdown of contingent liabilities of the companies not under judicial reorganization with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2017	2016
Labor	53,328	36,708
Tax	26,175,239	25,958,044
Civil	191,819	175,064

Total	26,420,386	26,169,816

The main contingencies classified with possible likelihood of an unfavorable outcome, according to the Company´s management’s opinion, based on its legal counsel’s assessment, are summarized below:

Labor

Refer to several lawsuits claiming, but not limited to, the payment of salary differences, overtime, hazardous duty and health hazard premium, and joint liability.

Tax

The main ongoing lawsuits have the following matters:

(i)

ICMS – it refers to discussions concerning the levy of this tax on certain activities and/or the provision of certain services, such as, for example, the levy of ICMS on noncore activities, supplemental services, services provided to tax-exempt customers, subscriptions minimum contract period, or even the disallowance of tax credits because some States qualify them as undue, including, but not limited to, tax credits of capital assets, different calculation of the tax credit ratio (CIAP), totaling approximately R$11,730,162 (R$10,982,916 in 2016 and R$10,144,485 at January 1, 2016);

(ii)

ISS – alleged levy of this tax on subsidiary telecommunications services and discussion regarding the classification of the services taxed by the cities listed in Supplementary Law 116/2003, amounting approximately to R$3,387,630 (R$3,356,305 in 2016 and R$2,908,031 at January 1, 2016);

(iii)	INSS – tax assessments to add amounts to the contribution salary allegedly due by the Company, amounting approximately to R$573,619 (R$1,073,453 in 2016 and R$1,029,470 at January 1, 2016); and

(iv)

Federal taxes—several tax assessment notifications regarding basically the disallowances made on the calculation of taxes, errors in the completion of tax returns, transfer of PIS and COFINS and FUST related to changes in the interpretation of these taxes tax bases by ANATEL. These lawsuits amount approximately to $10,483,828 (R$10,545,370 in 2016 and R$9,965,543 at January 1, 2016).